MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2011-1

Collection Period						3/01/11-3/31/11
Determination Date						04/11/2011
Distribution Date						04/15/2011

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$650,000,010.85
2	.	Collections allocable to Principal				$19,059,312.43
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$0.00
5	.	Pool Balance on the close of the last day of the related Collection Period				$630,940,698.42
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$650,000,010.85

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$128,000,000.00		$105,568,155.26
		b.	Class A-2 Note Balance	$147,000,000.00		$147,000,000.00
		c.	Class A-3 Note Balance	$225,000,000.00		$225,000,000.00
		d.	Class A-4 Note Balance	$110,050,000.00		$110,050,000.00
		e.	Class B Note Balance	$15,900,000.00		$15,900,000.00
		f.	Class C Note Balance	$15,900,000.00		$15,900,000.00
		g.	Class D Note Balance	$8,150,000.00		$8,150,000.00
		h.	Note Balance (sum a - g)	$650,000,000.00		$627,568,155.26

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	1.0000000		0.8247512
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Class D Note Pool Factor	1.0000000		1.0000000
		h.	Note Pool Factor	1.0000000		0.9654895

9	.	Overcollateralization Target Amount				$8,833,169.78
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,372,543.16

11	.	Weighted Average Coupon			%	8.59%
12	.	Weighted Average Original Term			months	64.67
13	.	Weighted Average Remaining Term			months	60.32

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,535,277.20
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,535,277.20

15	.	Principal:
		a.	Collections allocable to Principal			$19,059,312.43
		b.	Liquidation Proceeds allocable to Principal			$0.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$19,059,312.43

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$23,594,589.63
17	.	Interest Income from Collection Account				$767.99
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + 17+ 18)				$23,595,357.62

Available Funds

20	.	Available Collections		$23,595,357.62
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$23,595,357.62

Application of Available Funds

23	.	Servicing Fee
		a.	Monthly Servicing Fee	$541,666.68
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$541,666.68
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$4,062.50
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$4,062.50
		e.	Shortfall Amount (a + b + c - d)	$0.00

26	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$34,432.92
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$34,432.92

		e.	Class A-2 Monthly Interest	$82,320.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$82,320.00

		i.	Class A-3 Monthly Interest	$225,750.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$225,750.00

		m.	Class A-4 Monthly Interest	$184,884.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$184,884.00

27	.	Priority Principal Distributable Amount		$0.00

28	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$32,524.33
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$32,524.33

29	.	Secondary Principal Distributable Amount		$0.00

30	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$34,997.67
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$34,997.67

31	.	Tertiary Principal Distributable Amount		$10,909,301.58

32	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$22,946.78
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
		d.	Total Class D Note Interest (sum a-c)	$22,946.78

33	.	Quaternary Principal Distributable Amount		$8,150,000.00

34	.	Required Payment Amount (Ln 23 + Ln 25 +(sum of Ln 26 through Ln 33))		$20,222,886.46

35	.	Reserve Account Deficiency		$0.00

36	.	Regular Principal Distributable Amount	$8,833,169.78

37	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

38	.	Additional Servicing Fees, if any	$0.00

39	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

40	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,535,277.20
		b.	Total Daily Deposits of Principal Collections	$19,059,312.43
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$767.99
		e.	Total Deposits to Collection Account (sum a - d)	$23,595,357.62

41	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$541,666.68
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,062.50
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,049,628.44
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		f.	Total Withdrawals from Collection Account (sum a - e)	$23,595,357.62

Note Payment Account Activity

42	.	Deposits
		a.	Class A-1 Interest Distribution	$34,432.92
		b.	Class A-2 Interest Distribution	$82,320.00
		c.	Class A-3 Interest Distribution	$225,750.00
		d.	Class A-4 Interest Distribution	$184,884.00
		e.	Class B Interest Distribution	$32,524.33
		f.	Class C Interest Distribution	$34,997.67
		g.	Class D Interest Distribution	$22,946.78

		h.	Class A-1 Principal Distribution	$22,431,844.74
		i.	Class A-2 Principal Distribution	$0.00
		j.	Class A-3 Principal Distribution	$0.00
		k.	Class A-4 Principal Distribution	$0.00
		l.	Class B Principal Distribution	$0.00
		m.	Class C Principal Distribution	$0.00
		n.	Class D Principal Distribution	$0.00
		o.	Total Deposits to Note Payment Account (sum a - n)	$23,049,700.44

43	.	Withdrawals
		a.	Class A-1 Distribution	$22,466,277.66
		b.	Class A-2 Distribution	$82,320.00
		c.	Class A-3 Distribution	$225,750.00
		d.	Class A-4 Distribution	$184,884.00
		e.	Class B Distribution	$32,524.33
		f.	Class C Distribution	$34,997.67
		g.	Class D Distribution	$22,946.78
		h.	Total Withdrawals from Note Payment Account (sum a - g)	$23,049,700.44

Certificate Payment Account Activity

44	.	Deposits
		a.	Excess Collections	$0.00
		b.	Reserve Account surplus (Ln 54)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

45	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

46	.	Lesser of: (a or b)
		a.	$1,625,000.00	$1,625,000.00
		b.	Note Balance	$627,568,155.26

47	.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

48	.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
49	.	Investment Earnings	$72.00
50	.	Reserve Account Draw Amount	$0.00
51	.	Reserve Account Amount (Ln 48+ Ln 49 - Ln 50)	$1,625,072.00
52	.	Deposit from Available Funds (Ln 41d)	$0.00
53	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$72.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 53 exist		$0.00
55	.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)		$1,625,000.00
56	.	Reserve Account Deficiency (Ln47 - Ln55)		$0.00

Instructions to the Trustee

57	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
58	.	Amount to be paid to Servicer from the Collection Account			$541,666.68
59	.	Amount to be paid to Backup Servicer from the Collection Account			$4,062.50
60	.	Amount to be deposited from the Collection Account into the Note Payment Account			$23,049,628.44
61	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
62	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
63	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$72.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$0.00
64	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$22,466,277.66
65	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$82,320.00
66	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$225,750.00
67	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$184,884.00
68	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$32,524.33
69	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$34,997.67
70	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$22,946.78
71	.	Amount to be paid by Owner Trustee to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

72	.	Net Losses with respect to preceding Collection Period			$0.00
73	.	Cumulative Net Losses			$0.00
74	.	Cumulative Net Loss Percentage			0.0000%

75	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	178	$2,710,922.35
		b.	61 to 90 days past due	1	$21,217.08
		c.	91 or more days past due	0	$0.00
		d.	Total Past Due (sum a - c)	179	2,732,139.43

Servicer Covenant
76	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,173,404,000.00
77	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 11, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President